Retirement Plans And Postretirement Benefits (Fair Asset Values Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 109,845	$ 100,905	$ 93,897
U.S. | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,094	1,502
U.S. | Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	107,751	99,403
U.S. | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,094	1,502
U.S. | Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,094	1,502
U.S. | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	107,751	99,403
U.S. | Fair Value, Inputs, Level 2 [Member] | Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	107,751	99,403
Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,618	11,871	$ 11,293
Foreign | Foreign Government Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	831	729
Foreign | Fixed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,787	11,142
Foreign | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	831	729
Foreign | Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	831	729
Foreign | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,787	11,142
Foreign | Fair Value, Inputs, Level 3 [Member] | Fixed Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 12,787	$ 11,142